Initial Public Offering (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Sale of common stock shares	9,775,000
Sale of common stock price per share	$ 19.00
Gross Proceeds from issuance initial public offering	$ 185,700,000
Underwriter discount in an initial public offering	13,000,000
Offering expenses in an initial public offering	3,000,000
Net proceeds from issuance of initial public offering	$ 169,709,000	$ 169,709,000
Convertible Preferred Stock, Shares Outstanding	23,467,219	0	18,554,573	16,554,573	16,180,448
Stock Issued During Period, Shares, Conversion of Convertible Securities	46,934,438	9,825,292